SELECTED STATEMENT OF OPERATIONS DATA (Details Textual) (Employee Stock Option [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	636,000	400,000	425,200